Interest Income and Expense - Details of Interest Expense from Financial Liabilities (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019		Oct. 31, 2018	Jan. 31, 2018
Disclosure Of Interest Expense [Line items]
Subordinated debentures	$ 61	[1]	$ 55	$ 52
Interest expense	3,717	[1]	3,500	2,545
Deposits [member]
Disclosure Of Interest Expense [Line items]
Amortized cost	3,335		3,042	2,246
FVTPL			21	10
Other liabilities [member]
Disclosure Of Interest Expense [Line items]
Amortized cost	315		371	233
FVTPL	$ 6		$ 11	$ 4

[1]	The amounts for the period ended January 31, 2019, have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).